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COHEN & STEERS EQUITY INCOME FUND, INC.
CLASS A, CLASS B AND CLASS C SHARES

SUPPLEMENT DATED July 2, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

The information below supplements the information after the first sentence in the section "PURCHASE MINIMUMS" on page 12 of the Fund's Prospectus:

(We are authorized to waive these minimums for particular investors.)





COHEN & STEERS EQUITY INCOME FUND, INC.
CLASS I SHARES

SUPPLEMENT DATED July 2, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

The information below supplements the information after the first sentence in the section "PURCHASE MINIMUMS" on page 9 of the Fund's Prospectus:

(We are authorized to waive these minimums for particular investors.)